Material Accounting Policies and Judgments	12 Months Ended
Mar. 31, 2025
Accounting policies, accounting estimates and errors [Abstract]
Material Accounting Policies and Judgments	Material Accounting Policies and Judgments
IFRS requires management to make judgments, estimates, and assumptions that affect the carrying values of certain assets and liabilities and the reported amounts of income and expenses during the period. Actual results may differ from these judgments, estimates, and assumptions.

Material accounting policies, which affect the consolidated financial statements as a whole, as well as key accounting estimates and areas of significant judgment are highlighted in this section. This note also describes changes in accounting policies, new accounting standards adopted during the current year and upcoming accounting pronouncements, which are not yet effective but are expected to impact the Company’s consolidated financial statements in the future. Accounting policies, estimates, or judgments that have a significant effect on the amounts recognized in the financial statements include, biological assets (Note 5), inventory (Note 6), impairment of non-financial assets (Note 6, Note 7, and Note 11), business combinations (Note 9), share-based compensation (Note 15), deferred taxes (Note 19), segmented information (Note 23) and the fair value of financial instruments, including put options (Note 24).

(a)    Basis of Presentation and Measurement

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Unless otherwise noted, all amounts are presented in thousands of Canadian dollars, except share and per share data.

The Company has reclassified certain comparative balances to conform with the current period’s presentation.

These consolidated financial statements were approved and authorized for issue by the Board of Directors of the Company on June 17, 2025.

The consolidated financial statements have been prepared on the historical cost basis, with the exception of certain financial instruments and biological assets, which are measured at fair value, as explained in the accounting policies set out below. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The Company has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern.
(b)    Basis of Consolidation

The consolidated financial statements include the financial results of the Company and its subsidiaries. Subsidiaries include entities which are wholly-owned as well as entities over which Aurora has the authority or ability to exert control over the investee’s financial and/or operating decisions (i.e. control), which in turn may affect the Company’s exposure or rights to the variable returns from the investee. The consolidated financial statements include the operating results of acquired or disposed entities from the date control is obtained or the date control is lost, respectively. All intercompany balances and transactions are eliminated upon consolidation.
The Company’s principal subsidiaries during the year ended March 31, 2025 are as follows:

Major subsidiaries	Domicile	Principal Activity	Percentage Ownership	Functional Currency
Aurora Cannabis Enterprises Inc.	Canada	Corporate	100%	Canadian Dollar
Aurora Deutschland GmbH (“Aurora Deutschland”)	Germany	Propagation and distribution	100%	European Euro
TerraFarma Inc.	Canada	Propagation facility	100%	Canadian Dollar
Whistler Medical Marijuana Corporation (“Whistler”)	Canada	Propagation facility	100%	Canadian Dollar
Bevo Agtech Inc. (“Bevo”)	Canada	Plant propagation facilities and headquarters	50.1%	Canadian Dollar
CannaHealth Therapeutics Inc.	Canada	Patient counselling	100%	Canadian Dollar
ACB Captive Insurance Company Inc.	Canada	Insurance	100%	Canadian Dollar
Indica Industries Pty Ltd. (“MedReleaf Australia”)	Australia	Distribution of cannabis	100%	Australian Dollar

All shareholdings are of ordinary shares or other equity. Other subsidiaries, while included in the consolidated financial statements, are not material and have not been reflected in the table above.

(c) Discontinued Operations

The Company reports financial results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Discontinued operations reporting occurs when the disposal of a component or a group of components of the Company represents a separate major line of business or geographical area of operations that will have an impact on the Company’s operations and financial results, and where the operations and cash flows can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company.

The results of discontinued operations are excluded from both continuing operations and business segment information in the consolidated financial statements and the notes to the consolidated financial statements, unless otherwise noted, and are presented net of tax in the consolidated statements of income (loss) and comprehensive income (loss) for the current and comparative periods. Refer to Note 8(b) Discontinued Operations.
(d)    Foreign Currency Translation

The Company’s functional currency is the Canadian dollar. Transactions undertaken in foreign currencies are translated into Canadian dollars at daily exchange rates prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates and non-monetary items are translated at historical exchange rates. Realized and unrealized exchange gains and losses are recognized in the consolidated statements of income (loss) and comprehensive income (loss).

The assets and liabilities of foreign operations are translated into Canadian dollars using the period-end exchange rates. Income, expenses, and cash flows of foreign operations are translated into Canadian dollars using average exchange rates. Exchange differences resulting from the translation of foreign operations into Canadian dollars are recognized in other comprehensive income (loss) and accumulated in equity.

(e)    Cash and Cash Equivalents

Cash and cash equivalents are financial assets that are measured at amortized cost, which approximate fair value. Cash and cash equivalents includes cash deposits in financial institutions and other deposits that are highly liquid and readily convertible into cash. Included in cash and cash equivalents is $6.6 million (March 31, 2024 – $6.4 million), held to satisfy minimum statutory requirements for self insurance.

(f) Restricted Cash

Restricted cash is a financial asset measured at amortized cost, which approximates fair value. Restricted cash includes deposits for self-insurance through a segregated cell captive, cash collateral held for letters of credit and corporate credit cards.

(g)    Provisions

The Company recognizes a provision if there is a present legal or constructive obligation as a result of a past event, it is probable that the Company will be required to settle that obligation and the obligation can be reliably estimated. The amount recognized as a provision reflects management’s best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation.

An onerous contract provision is recorded when the Company has a contract under which it is more likely than not that the unavoidable costs of meeting the contractual obligations will be greater than the economic benefits that the Company expects to receive under the contract. An onerous contract provision represents the lesser of the cost of exiting from the contract and the cost of fulfilling it.
(h)    Adoption of New Accounting Pronouncements

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

The amendment clarifies the requirements relating to determining if a liability should be presented as current or non-current in the statement of financial position. Under the new requirement, the assessment of whether a liability is presented as current or non-current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing of recognition. The amendment applies retrospectively for annual reporting periods beginning on or after January 1, 2024. The Company has applied the amendments effective April 1, 2024, retrospectively and it did not impact the classification of current or non-current liabilities.

(i) New Accounting Pronouncements Not Yet Adopted

The following IFRS standards have been recently issued by the IASB. Pronouncements that are irrelevant or not expected to have a significant impact have been excluded.

IFRS 18 Presentation and Disclosures in Financial Statements

IFRS 18, Presentation and Disclosures in Financial Statements, replaces IAS 1, Presentation of Financial Statements for reporting periods beginning on or after January 1, 2027, including for interim financial statements with retrospective application. IFRS 18, introduces a specified structure for the income statement by requiring income and expenses to be presented into the three defined categories of operating, investing and financing, and by specifying certain defined totals and subtotals.

Where company-specific measures related to the income statement are provided, IFRS 18 requires companies to disclose explanations around these measures, which are referred to as management defined performance measures. IFRS 18 also provides additional guidance on principles of aggregation and disaggregation which apply to the primary financial statements and the notes. IFRS 18 will not affect the recognition and measurement of items in the financial statements, nor will it affect which items are classified in other comprehensive income and how these items are classified. The Company is currently assessing the effect of this new standard on its financial statements.

Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments

In May 2024, the IASB issued amendments to IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments: Disclosures, relating to the classification and measurement requirements of financial instruments recognized within those standards. These amendments include, among others:

•Clarify that a financial liability is to be derecognized on the 'settlement date' and introduces an accounting policy to derecognize financial liabilities settled through an electronic payment system before settlement date if certain conditions are met; and
•Require additional disclosures for financial assets and liabilities with contractual terms that reference a contingent event and equity instruments classified at fair value through other comprehensive income.

These amendments will be effective for annual periods beginning on or after January 1, 2026 and will be applied retrospectively with an adjustment to opening retained earnings. Prior periods will not be required to be restated and can only be restated without using hindsight. The Company is currently assessing the effect of this new standard on its financial statements.
(j) Revisions to Previously Issued Financial Statements

In connection with the audit of the annual consolidated financial statements as at and for the year ended March 31, 2025, the Company identified an error in inventory and cost of sales arising from intercompany profit eliminations, resulting in an overstatement of inventory and understatement of cost of sales. Additionally, the Company understated its lease liability during a period in which a rent concession was granted by the lessor. In respect of the Company’s presentation of cash and cash equivalents and restricted cash, the Company determined that certain previously reported restricted cash held within its captives was accessible to the Company and therefore not restricted. The unrestricted portion has been reclassified to cash and cash equivalents. The Company has determined that these errors are not material to any of the Company’s previously-issued audited consolidated financial statements and unaudited condensed consolidated interim financial statements. Accordingly, the Company concluded that an amendment of previously-filed consolidated financial statements and condensed consolidated interim financial statements is not required. The revisions will be reflected in the comparative period of the Company’s prospective condensed consolidated interim financial statements filings. There is no impact to these annual consolidated financial statements, however the comparative period has been revised accordingly.

The following is a summary of the impact to the Company’s previously filed audited consolidated financial statements and unaudited condensed consolidated interim financial statements:

March 31, 2024	Previously reported	Adjustments	Adjusted
Consolidated statement of financial position	$	$	$
Assets
Cash and cash equivalents	113,439	22,656	136,095
Restricted cash	65,782	(22,656)	43,126
Total current assets	426,605	—	426,605

Consolidated statements of cash flows - year ended
Investing activities
Restricted cash	—	2,123	2,123
Net cash used in investing activities	(5,486)	2,123	(3,363)
Decrease in cash and cash equivalents	(121,620)	2,123	(119,497)
Increase in restricted cash	118	(118)	—
Cash and cash equivalents, beginning of period	234,942	20,650	255,592
Cash and cash equivalents, end of period	113,439	22,656	136,095

June 30, 2024 - (Unaudited)	Previously reported	Adjustments	Adjusted
Consolidated statement of financial position	$	$	$
Assets
Cash and cash equivalents	115,487	22,723	138,210
Restricted cash	66,680	(22,723)	43,957
Inventory	165,754	(1,629)	164,125
Total current assets	439,366	(1,629)	437,737
Property, plant and equipment	283,729	(261)	283,468
Deferred tax assets	14,679	489	15,168
Total assets	838,689	(1,401)	837,288
Liabilities
Lease liabilities long term	44,906	257	45,163
Deficit	(6,366,257)	(1,658)	(6,367,915)
Total liabilities and equity	838,689	(1,401)	837,288

Consolidated statements of income (loss) and comprehensive income (loss) - three months ended
Cost of sales	53,310	1,629	54,939
Gross profit	44,546	(1,629)	42,917
General and administration	22,524	229	22,753
Income (loss) from operations	877	(1,858)	(981)
Finance and other costs	(1,736)	(25)	(1,761)
Income before taxes	7,701	(1,883)	5,818
Deferred income tax recovery (expense)	(2,036)	489	(1,547)
Net income	5,148	(1,394)	3,754
Comprehensive income	2,908	(1,394)	1,514
Income per share - basic and diluted	0.13	(0.03)	0.10
Continuing operations	0.12	(0.03)	0.09
Discontinued operations	0.01	—	0.01

Consolidated statements of cash flows - three months ended
Investing activities
Restricted cash	—	(830)	(830)
Net cash used in investing activities	814	(830)	(16)
Increase in cash and cash equivalents	2,946	(830)	2,116
Decrease in restricted cash	(898)	898	—
Cash and cash equivalents, beginning of period	113,439	22,656	136,095
Cash and cash equivalents, end of period	115,487	22,723	138,210

September 30, 2024 - (Unaudited)	Previously reported	Adjustments	Adjusted
Consolidated statement of financial position	$	$	$
Assets
Cash and cash equivalents	84,921	22,648	107,569
Restricted cash	66,678	(22,648)	44,030
Inventory	170,986	(1,604)	169,382
Total current assets	417,675	(1,604)	416,071
Property, plant and equipment	276,482	(261)	276,221
Deferred tax assets	14,621	482	15,103
Total assets	808,774	(1,383)	807,391
Liabilities
Lease liabilities long term	38,397	515	38,912
Deficit	(6,381,444)	(1,898)	(6,383,342)
Total liabilities and equity	808,774	(1,383)	807,391

Consolidated statements of income (loss) and comprehensive income (loss) - six months ended
Cost of sales	95,239	1,604	96,843
Gross profit	86,711	(1,604)	85,107
General and administration	44,560	458	45,018
Loss from operations	(1,515)	(2,062)	(3,577)
Finance and other costs	(3,872)	(54)	(3,926)
Income before taxes	8,304	(2,116)	6,188
Deferred income tax recovery (expense)	—	482	482
Net loss	(7,817)	(1,634)	(9,451)
Comprehensive loss	(16,046)	(1,634)	(17,680)
Income (loss) per share - basic and diluted	(0.10)	(0.03)	(0.13)
Continuing operations	0.16	(0.03)	0.13
Discontinued operations	(0.26)	—	(0.26)

Consolidated statements of cash flows - six months ended
Investing activities
Restricted cash	—	(903)	(903)
Net cash used in investing activities	(2,824)	(903)	(3,727)
Financing activities
Decrease in restricted cash	(898)	898	—
Net cash used in financing activities	(3,242)	898	(2,344)
Decrease in cash and cash equivalents	(28,518)	(5)	(28,523)
Cash and cash equivalents, beginning of period	113,439	22,656	136,095
Cash and cash equivalents, end of period	84,921	22,648	107,569

December 31, 2024 - (Unaudited)	Previously reported	Adjustments	Adjusted
Consolidated statement of financial position	$	$	$
Assets
Cash and cash equivalents	108,711	23,914	132,625
Restricted cash	71,467	(23,914)	47,553
Inventory	192,385	(5,663)	186,722
Total current assets	494,211	(5,663)	488,548
Property, plant and equipment	270,660	(261)	270,399
Deferred tax assets	—	1,700	1,700
Total assets	866,521	(4,224)	862,297
Liabilities
Lease liabilities long term	36,904	792	37,696
Deficit	(6,353,069)	(5,016)	(6,358,085)
Total liabilities and equity	866,521	(4,224)	862,297

Consolidated statements of income (loss) and comprehensive income (loss) - nine months ended
Cost of sales	136,057	5,662	141,719
Gross profit	165,706	(5,662)	160,044
General and administration	68,003	702	68,705
Income from operations	35,341	(6,364)	28,977
Finance and other costs	(5,814)	(88)	(5,902)
Income before taxes	40,373	(6,452)	33,921
Deferred income tax recovery (expense)	4	1,700	1,704
Net income	23,526	(4,752)	18,774
Comprehensive income	15,042	(4,752)	10,290
Income (loss) per share - basic	0.48	(0.09)	0.39
Continuing operations	0.74	(0.09)	0.65
Discontinued operations	(0.26)	—	(0.26)
Income (loss) per share - diluted	0.47	(0.09)	0.38
Continuing operations	0.73	(0.09)	0.64
Discontinued operations	(0.26)	—	(0.26)

Consolidated statements of cash flows - nine months ended
Investing activities
Restricted cash	—	(4,426)	(4,426)
Net cash used in investing activities	(6,036)	(4,426)	(10,462)
Financing activities
Decrease in restricted cash	(5,687)	5,687	—
Net cash used in financing activities	(8,686)	5,687	(2,999)
Decrease in cash and cash equivalents	(4,728)	1,261	(3,467)
Cash and cash equivalents, beginning of period	113,439	22,656	136,095
Cash and cash equivalents, end of period	108,711	23,914	132,625